UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3694

                    OPPENHEIMER GOLD & SPECIAL MINERALS FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                  Date of reporting period: SEPTEMBER 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
COMMON STOCKS--96.3%
-------------------------------------------------------------------------------------------------------
ENERGY--9.7%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--6.0%
GlobalSantaFe Corp.                                                         147,000       $  6,706,140
-------------------------------------------------------------------------------------------------------
Noble Corp.                                                                  52,200          3,573,612
-------------------------------------------------------------------------------------------------------
Pride International, Inc. 1                                                 160,000          4,561,600
-------------------------------------------------------------------------------------------------------
Rowan Cos., Inc.                                                            136,500          4,844,385
-------------------------------------------------------------------------------------------------------
Todco, Cl. A                                                                150,000          6,256,500
                                                                                          -------------
                                                                                            25,942,237
-------------------------------------------------------------------------------------------------------
OIL & GAS--3.7%
Cameco Corp. 2                                                              200,000         10,700,000
-------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co. 1                                       125,000          5,352,500
                                                                                          -------------
                                                                                            16,052,500
MATERIALS--86.6%
-------------------------------------------------------------------------------------------------------
CHEMICALS--0.1%
Minerals Technologies, Inc.                                                   8,800            503,448
-------------------------------------------------------------------------------------------------------
METALS & MINING--86.5%
Agnico-Eagle Mines Ltd.                                                     810,900         12,009,429
-------------------------------------------------------------------------------------------------------
Alcan, Inc.                                                                 143,300          4,546,909
-------------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                                 164,200          4,009,764
-------------------------------------------------------------------------------------------------------
Allegheny Technologies, Inc. 2                                              140,000          4,337,200
-------------------------------------------------------------------------------------------------------
Anglo American Platinum Corp. Ltd.                                           28,673            730,063
-------------------------------------------------------------------------------------------------------
Anglo Platinum Ltd.                                                          95,626          5,636,110
-------------------------------------------------------------------------------------------------------
AngloGold Ashanti Ltd., Sponsored ADR                                       391,293         16,602,562
-------------------------------------------------------------------------------------------------------
Apex Silver Mines Ltd. 1                                                    377,000          5,922,670
-------------------------------------------------------------------------------------------------------
Barrick Gold Corp. 2,3                                                        491,900         14,289,695
-------------------------------------------------------------------------------------------------------
Bema Gold Corp. 1                                                         2,300,000          6,187,000
-------------------------------------------------------------------------------------------------------
Celtic Resources Holdings plc 1                                             370,000          1,308,470
-------------------------------------------------------------------------------------------------------
Centerra Gold, Inc. 1                                                       420,800          8,658,526
-------------------------------------------------------------------------------------------------------
Companhia de Minas Buenaventura SA, Sponsored ADR 2                         180,000          5,589,000
-------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                             370,000         16,228,200
-------------------------------------------------------------------------------------------------------
Eldorado Gold Corp. 1                                                       580,000          2,050,581
-------------------------------------------------------------------------------------------------------
Eldorado Gold Corp. 1                                                     1,520,600          5,376,057
-------------------------------------------------------------------------------------------------------
First Quantum Minerals Ltd.                                                 449,900         11,707,075
-------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B 2                               250,000         12,147,500
-------------------------------------------------------------------------------------------------------
Glamis Gold Ltd. 1, 2                                                       960,700         21,231,470
-------------------------------------------------------------------------------------------------------
Gold Fields Ltd., Sponsored ADR                                           1,060,000         15,401,800
-------------------------------------------------------------------------------------------------------
Goldcorp, Inc.                                                              180,000          3,607,742
-------------------------------------------------------------------------------------------------------
Goldcorp, Inc.                                                              530,000         10,621,200
-------------------------------------------------------------------------------------------------------
Golden Star Resources Ltd. 1                                              1,952,800          6,522,352
-------------------------------------------------------------------------------------------------------
Harmony Gold Mining Co. Ltd., Sponsored ADR 1                               963,000         10,535,220
-------------------------------------------------------------------------------------------------------
Hecla Mining Co. 1                                                          760,000          3,328,800
-------------------------------------------------------------------------------------------------------
IAMGOLD Corp.                                                             1,951,000         14,359,360
-------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                                77,934          8,855,997
-------------------------------------------------------------------------------------------------------
Inmet Mining Corp. 1                                                         45,000            807,097
-------------------------------------------------------------------------------------------------------
Ivanhoe Mines Ltd. 1                                                      2,018,000         16,870,480
-------------------------------------------------------------------------------------------------------
Kinross Gold Corp. 1                                                      1,625,290         12,482,227



1                                       Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             Shares              Value
-------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
LionOre Mining International Ltd. 1                                         750,000       $  3,645,161
-------------------------------------------------------------------------------------------------------
Major Drilling Group International, Inc. 1                                  112,800          1,644,697
-------------------------------------------------------------------------------------------------------
Meridian Gold, Inc. 1, 2                                                    750,000         16,432,500
-------------------------------------------------------------------------------------------------------
Newcrest Mining Ltd.                                                        714,850         11,396,939
-------------------------------------------------------------------------------------------------------
Newmont Mining Corp. (Holding Co.) 2                                        554,005         26,132,416
-------------------------------------------------------------------------------------------------------
NovaGold Resources, Inc. 1                                                  870,000          6,968,700
-------------------------------------------------------------------------------------------------------
Peter Hambro Mining plc 1                                                   350,000          5,031,219
-------------------------------------------------------------------------------------------------------
Placer Dome, Inc. 2                                                         507,300          8,700,195
-------------------------------------------------------------------------------------------------------
Quadra Mining Ltd. 1                                                        573,200          2,662,606
-------------------------------------------------------------------------------------------------------
Randgold Resources Ltd., ADR 1                                              147,100          2,312,412
-------------------------------------------------------------------------------------------------------
Royal Gold, Inc. 2                                                          280,000          7,523,600
-------------------------------------------------------------------------------------------------------
Shore Gold, Inc. 1                                                          430,000          2,478,280
-------------------------------------------------------------------------------------------------------
Silver Standard Resources, Inc. 1                                           115,200          1,578,240
-------------------------------------------------------------------------------------------------------
Stillwater Mining Co. 1                                                     450,000          4,117,500
-------------------------------------------------------------------------------------------------------
Tahera Diamond Corp. 1                                                      600,000            237,419
-------------------------------------------------------------------------------------------------------
Western Silver Corp. 1                                                      455,000          3,840,200
-------------------------------------------------------------------------------------------------------
Yamana Gold, Inc.                                                         1,489,600          6,483,764
                                                                                          -------------
                                                                                           373,146,404
                                                                                          -------------
Total Common Stocks (Cost $313,078,204)                                                    415,644,589

                                                                              Units
-------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------------------
Nevsun Resources Ltd. Wts., Exp. 12/19/08 1 (Cost $117,814)                  70,000              8,078

                                  Date                      Strike        Contracts
                                                            Price
-------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
-------------------------------------------------------------------------------------------------------
Allegheny Technologies, Inc.
Put 1                         10/24/05                      $25.00              500                  --
-------------------------------------------------------------------------------------------------------

Royal Gold, Inc. Put 1        10/24/05                       22.50            1,500             15,000
                                                                                          -------------
Total Options Purchased (Cost $233,699)                                                         15,000

                                                                          Principal
                                                                             Amount
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.7%
-------------------------------------------------------------------------------------------------------
Undivided interest of 2.01% in joint repurchase agreement
(Principal Amount/Value $1,005,525,000, with a maturity value of
$1,005,822,468) with UBS Warburg LLC, 3.55%, dated 9/30/05, to be repurchased at $20,241,986 on 10/3/05, collateralized by Federal
National Mortgage Assn., 5%, 7/1/35, with a value of
$1,028,234,236 (Cost $20,236,000)                                       $20,236,000         20,236,000
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $333,665,717)                               101.0%       435,903,667
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (1.0)        (4,395,903)
                                                                        -------------------------------
Net Assets                                                                    100.0%      $431,507,764
                                                                        ===============================

Footnotes to Statement of Investments

1. Non-income producing security.


2                                       Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                   CONTRACTS
                                  SUBJECT TO   EXPIRATION    EXERCISE        PREMIUM
                                        CALL        DATES       PRICE       RECEIVED          VALUE
---------------------------------------------------------------------------------------------------
Allegheny Technologies, Inc.           1,400     10/24/05     $25.000        $149,49     $  826,000
Barrick Gold Corp.                     1,500     10/24/05      25.000        174,918        600,000
Cameco Corp.                             500     12/19/05      45.000        168,493        495,000
Companhia de Minas Buenaventura
SA, Sponsored ADR                         82     12/19/05      25.000          7,618         50,020
Companhia de Minas Buenaventura
SA, Sponsored ADR                        500     12/19/05      22.500         53,598        425,000
Freeport-McMoRan Copper & Gold,
Inc., Cl. B                            1,000      1/23/06      40.000        205,741        960,000
Freeport-McMoRan Copper & Gold,
Inc., Cl. B                            1,000     11/21/05      40.000        164,493        870,000
Freeport-McMoRan Copper & Gold,
Inc., Cl. B                              500     11/21/05      45.000         40,748        220,000
Glamis Gold Ltd.                       1,000     11/21/05      20.000         58,997        275,000
Glamis Gold Ltd.                       1,000     11/21/05      17.500         95,496        460,000
Meridian Gold, Inc.                    1,000     10/24/05      20.000         86,116        225,000
Newmont Mining Corp. (Holding Co.)       500     12/19/05      40.000         80,997        390,000
Newmont Mining Corp. (Holding Co.)     1,500     12/19/05      45.000        153,108        615,000
Placer Dome, Inc.                      1,000     12/19/05      15.000         87,621        260,000
Placer Dome, Inc.                      1,000     12/19/05      17.500         38,998        120,000
Royal Gold, Inc.                         500      1/23/06      20.000         80,997        360,000
Royal Gold, Inc.                       1,000     10/24/05      20.000         87,256        670,000
                                                                          -------------------------
                                                                          $1,734,689     $7,821,020
                                                                          =========================

3. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:

                            CONTRACTS    EXPIRATION     EXERCISE       PREMIUM
                       SUBJECT TO PUT          DATE        PRICE      RECEIVED        VALUE
--------------------------------------------------------------------------------------------
Gold Fields Ltd.,                 500       1/23/06      $10.000       $31,999        $  --
Sponsored ADR

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                                          Value       Percent
--------------------------------------------------------------------------------
Canada                                                $215,128,800         49.3%
United States                                          117,536,617         27.0
South Africa                                            57,761,752         13.2
Brazil                                                  16,228,200          3.7
Australia                                               11,396,939          2.6
Cayman Islands                                           5,922,670          1.4
Peru                                                     5,589,000          1.3
United Kingdom                                           5,031,219          1.2
Ireland                                                  1,308,470          0.3
--------------------------------------------------------------------------------
Total                                                 $435,903,667        100.0%
================================================================================


3                                       Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   333,608,717
                                              ===============

Gross unrealized appreciation                 $   110,428,738
Gross unrealized depreciation                      (8,133,788)
                                              ---------------
Net unrealized appreciation                   $   102,294,950
                                              ===============

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.


4                                       Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of September 30, 2005, the Fund had no outstanding foreign currency contracts.


5                                       Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings.When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended September 30, 2005 was as follows:

                                         CALL OPTIONS                PUT OPTIONS
                            -------------------------  -------------------------
                            NUMBER OF      AMOUNT OF   NUMBER OF      AMOUNT OF
                            CONTRACTS       PREMIUMS   CONTRACTS       PREMIUMS
--------------------------------------------------------------------------------
Options outstanding as of
June 30, 2005                  21,452    $ 2,398,632      12,347    $ 1,204,152
Options written                    30          2,770         500         68,647
Options closed or expired      (5,500)      (576,116)    (11,500)    (1,136,998)
Options exercised              (1,000)       (90,597)       (847)      (103,802)
                            ----------------------------------------------------
Options outstanding as of
September 30, 2005             14,982    $ 1,734,689         500   $    31,999
                            ====================================================


6                                       Oppenheimer Gold & Special Minerals Fund

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Gold & Special Minerals Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: November 16, 2005